Share Capital and Share Premium (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Classes Of Share Capital [Abstract]
Summary of Share Capital and Share Premium

	2018	2017	2016
	(in thousands)
	£	£	£
Share capital	1,289	1,272	663
Share premium	79,426	79,236	42,770
	80,715	80,508	43,433

	Number	Number	Number
	(in thousands)
Issued share capital comprises:
Ordinary shares of £0.04 each (2016: £0.01 each)	32,226	31,811	6,239
Founder ordinary 1 shares of £0.01 each	—	—	1,000
Founder ordinary 2 shares of £0.01 each	—	—	1,000
Series A shares of £0.01 each	—	—	7,483
Series B shares of £0.001 each	—	—	8,463
	32,226	31,811	24,185

Summary of Movement in the Share Capital

11. Share capital and share premium (continued)

	Number of shares	Share capital	Share premium
	(in thousands)
		£	£
Fully paid shares:
Balance at December 31, 2016	24,185	663	42,770
Reduction in share premium account	—	—	(42,466)
Exercise of share options	30	1	119
Bonus issue to series B	—	304	(304)
Issue of share capital	7,596	304	79,530
IPO costs	—	—	(413)
Balance at December 31, 2017	31,811	1,272	79,236
Exercise of share options	415	17	190
Balance at December 31, 2018	32,226	1,289	79,426